Administrative and Selling Expenses - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Government Grant [Member]
Statement [Line Items]
Adjustment to personnel expenses	$ 4.2	$ 0.0